Document and Entity Information	Jun. 03, 2025
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001623526
Document Type	8-K/A
Document Period End Date	Jun. 03, 2025
Entity Registrant Name	Stoke Therapeutics, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38938
Entity Tax Identification Number	47-1144582
Entity Address, Address Line One	45 Wiggins Ave
Entity Address, City or Town	Bedford
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01730
City Area Code	(781)
Local Phone Number	430-8200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	STOK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	This Current Report on Form 8-K/A (this “Amendment”) amends the Current Report on Form 8-K filed by Stoke Therapeutics, Inc. (the “Company”) with the U.S. Securities and Exchange Commission on June 4, 2025 (the “Original Form 8-K”). The Original Form 8-K reported the final voting results of the Company’s 2025 Annual Meeting of Stockholders held on June 3, 2025 (the “Annual Meeting”). The sole purpose of this Amendment is to disclose, in accordance with Item 5.07(d) of Form 8-K, the Company’s decision regarding whether non-binding advisory votes on the compensation of the Company’s named executive officers (the “Say-on-Pay Votes”) should be held every one year, two years or three years (the “Say-on-Frequency Votes”). No other changes have been made to the Original Form 8-K.